Goodwill And Other Intangibles (Schedule Of Estimated Amortization Of Intangibles) (Details) (USD $) In Thousands	6 Months Ended
Jun. 30, 2011
Goodwill And Other Intangibles
2011	$ 195,496
2012	234,861
2013	193,087
2014	179,719
2015	$ 179,293